JUDICIAL DEPOSITS AND GARNISHMENTS	12 Months Ended
Dec. 31, 2023
JUDICIAL DEPOSITS AND GARNISHMENTS
JUDICIAL DEPOSITS AND GARNISHMENTS	JUDICIAL DEPOSITS AND GARNISHMENTS
In some situations, due to legal requirements or to suspend the enforceability of the tax credit, judicial deposits are made and bank balances are blocked to ensure the continuity of the processes under discussion.
Judicial deposits are recorded at historical cost-plus legal indexation/interest accruals.

	12.31.2023	12.31.2022
Judicial deposits
Tax	1,628,645	1,558,762
Civil(1)	860,248	1,379,698
Regulatory	312,520	303,274
Labor	88,986	117,825
Total	2,890,399	3,359,559
Garnishments	21,530	23,428
Total	2,911,929	3,382,987

Current (1)	72,516	592,369
Non-current	2,839,413	2,790,618

(1)On December 31, 2022, includes R$522,297, referring to the judicial deposit updated to comply with the preliminary decision of the 7th Business Court of the District of the Capital of the State of Rio de Janeiro, relating to the acquisition of Garliava in 2022. As described in Post-Closing Price Adjustment” of note 1.c.3, in 2023 the Company wrote off the judicial deposit of the retained amount (R$488,458), plus interest and/or monetary correction applicable, offsetting 50% of the amount allocated as debt (note 21.c.3.3.1) and the other 50% in the updated amount of R$277,198, was raised by the Company before the Arbitration Chamber on October 4, 2023.
The table below presents the classified balances on December 31, 2023 and 2022 of the tax judicial deposits (classified by tax).

Tax	12.31.2023	12.31.2022
Universal Telecommunication Services Fund (FUST)(1)	596,356	564,261
State Value-Added Tax (ICMS)(2)	406,397	389,003
Social Contribution Tax for Intervention in the Economic Order (CIDE)(3)	325,423	309,329
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	60,462	57,112
Telecommunications Inspection Fund (FISTEL)	53,360	50,399
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	35,770	47,336
Withholding Income Tax (IRRF)	43,396	41,014
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	25,905	22,378
Other taxes, charges and contributions	81,576	77,930
Total	1,628,645	1,558,762

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(1)The Company and/or its subsidiaries filed an injunction in order to represent its right not to include expenses with interconnection and industrial use of dedicated line in the FUST tax base, according to Abridgment No. 7, of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of article 6 of Law No. 9998/00. The amounts related to these expenses are deposited.
(2)The Company is party to legal proceedings related to: (i) ICMS on operations with payment based on estimates; (ii) ICMS FECP; (iii) right to ICMS credit on the acquisition of property, plant and equipment and electricity; (iv) ICMS on amounts given as discounts and (v) consignment in payment of ICMS amounts referring to part of pay TV operations.